UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09915
Investment Company Act File Number
Small-Cap Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Small-Cap Portfolio
March 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.7%

Security	Shares	Value
Aerospace & Defense — 2.3%
Aerovironment, Inc.(1)	112,960	$3,950,211
KEYW Holding Corp. (The)(1)	99,913	1,226,932

		$5,177,143

Auto Components — 2.5%
Dana Holding Corp.(1)	121,680	$2,116,015
Tenneco, Inc.(1)	83,530	3,545,849

		$5,661,864

Building Products — 3.8%
A.O. Smith Corp.	13,370	$592,826
Armstrong World Industries, Inc.	76,670	3,547,521
Trex Co., Inc.(1)	134,970	4,402,721

		$8,543,068

Capital Markets — 4.6%
Greenhill & Co., Inc.	50,690	$3,334,895
Lazard, Ltd., Class A	81,830	3,402,492
Stifel Financial Corp.(1)	48,880	3,509,095

		$10,246,482

Chemicals — 1.8%
Kraton Performance Polymers, Inc.(1)	105,190	$4,023,517

		$4,023,517

Commercial Banks — 3.5%
PrivateBancorp, Inc.	71,090	$1,086,966
SVB Financial Group(1)	62,130	3,537,061
Texas Capital Bancshares, Inc.(1)	44,570	1,158,374
Webster Financial Corp.	93,820	2,010,563

		$7,792,964

Commercial Services & Supplies — 2.0%
Team, Inc.(1)	174,891	$4,592,638

		$4,592,638

Communications Equipment — 2.9%
Brocade Communications Systems, Inc.(1)	574,870	$3,535,450
Sycamore Networks, Inc.	126,100	3,080,623

		$6,616,073

Computers & Peripherals — 1.3%
Quantum Corp.(1)	1,166,640	$2,939,933

		$2,939,933

Construction & Engineering — 1.4%
MYR Group, Inc./Delaware(1)	134,410	$3,215,087

		$3,215,087

Distributors — 1.5%
LKQ Corp.(1)	142,170	$3,426,297

		$3,426,297

Security	Shares	Value
Electronic Equipment, Instruments & Components — 3.9%
Elster Group SE ADR(1)	98,000	$1,592,500
Itron, Inc.(1)	59,980	3,385,271
National Instruments Corp.	118,545	3,884,720

		$8,862,491

Energy Equipment & Services — 2.4%
Patterson-UTI Energy, Inc.	63,570	$1,868,322
Tidewater, Inc.	59,230	3,544,916

		$5,413,238

Food Products — 2.5%
Corn Products International, Inc.	70,180	$3,636,728
Mead Johnson Nutrition Co., Class A	34,254	1,984,334

		$5,621,062

Health Care Equipment & Supplies — 3.1%
Analogic Corp.	61,080	$3,454,074
West Pharmaceutical Services, Inc.	80,165	3,588,987

		$7,043,061

Health Care Providers & Services — 6.2%
Catalyst Health Solutions, Inc.(1)	38,897	$2,175,509
MEDNAX, Inc.(1)	49,900	3,323,839
Owens & Minor, Inc.	109,440	3,554,611
Team Health Holdings, Inc.(1)	94,730	1,655,881
VCA Antech, Inc.(1)	132,490	3,336,098

		$14,045,938

Hotels, Restaurants & Leisure — 2.9%
Six Flags Entertainment Corp.	45,670	$3,288,240
WMS Industries, Inc.(1)	88,320	3,122,112

		$6,410,352

Household Durables — 1.7%
Tempur-Pedic International, Inc.(1)	77,300	$3,916,018

		$3,916,018

Household Products — 1.6%
Church & Dwight Co., Inc.	45,845	$3,637,342

		$3,637,342

Insurance — 1.3%
Hanover Insurance Group, Inc. (The)	65,880	$2,981,070

		$2,981,070

Internet Software & Services — 0.8%
SAVVIS, Inc.(1)	48,060	$1,782,545

		$1,782,545

IT Services — 1.6%
Euronet Worldwide, Inc.(1)	182,585	$3,529,368

		$3,529,368

Life Sciences Tools & Services — 2.0%
Bruker Corp.(1)	210,500	$4,388,925

		$4,388,925

Machinery — 6.1%
Astec Industries, Inc.(1)	85,554	$3,190,308
Kadant, Inc.(1)	4,600	120,474
RBC Bearings, Inc.(1)	81,870	3,129,890

Security	Shares	Value
Tennant Co.	85,870	$3,609,975
Valmont Industries, Inc.	34,870	3,639,382

		$13,690,029

Media — 3.2%
IMAX Corp.(1)	108,920	$3,483,262
John Wiley & Sons, Inc., Class A	71,800	3,650,312

		$7,133,574

Metals & Mining — 1.6%
Compass Minerals International, Inc.	37,280	$3,486,798

		$3,486,798

Multiline Retail — 1.8%
Big Lots, Inc.(1)	95,660	$4,154,514

		$4,154,514

Oil, Gas & Consumable Fuels — 11.1%
Brigham Exploration Co.(1)	110,780	$4,118,801
Cabot Oil & Gas Corp.	84,660	4,484,440
Carrizo Oil & Gas, Inc.(1)	114,040	4,211,497
James River Coal Co.(1)	166,690	4,028,897
Rosetta Resources, Inc.(1)	100,170	4,762,082
SM Energy Co.	44,390	3,293,294

		$24,899,011

Professional Services — 2.0%
Kelly Services, Inc., Class A(1)	210,422	$4,568,262

		$4,568,262

Real Estate Investment Trusts (REITs) — 1.8%
American Campus Communities, Inc.	50,360	$1,661,880
PS Business Parks, Inc.	42,329	2,452,542

		$4,114,422

Real Estate Management & Development — 1.5%
Forestar Real Estate Group, Inc.(1)	174,439	$3,317,830

		$3,317,830

Road & Rail — 1.8%
Genesee & Wyoming, Inc., Class A(1)	70,910	$4,126,962

		$4,126,962

Semiconductors & Semiconductor Equipment — 4.2%
Cirrus Logic, Inc.(1)	133,870	$2,815,286
Cypress Semiconductor Corp.(1)	168,810	3,271,538
Veeco Instruments, Inc.(1)	64,810	3,294,940

		$9,381,764

Software — 3.1%
Mentor Graphics Corp.(1)	258,880	$3,787,414
Parametric Technology Corp.(1)	144,520	3,250,255

		$7,037,669

Thrifts & Mortgage Finance — 0.9%
BankUnited, Inc.	72,280	$2,075,159

		$2,075,159

Total Common Stocks (identified cost $169,194,766)		$217,852,470

Short-Term Investments — 3.0%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(2)	$6,741	$6,740,663

Total Short-Term Investments (identified cost $6,740,663)		$6,740,663

Total Investments — 99.7% (identified cost $175,935,429)		$224,593,133

Other Assets, Less Liabilities — 0.3%		$668,901

Net Assets — 100.0%		$225,262,034

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2011 was $4,787.

The Portfolio did not have any open financial instruments at March 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$175,958,757

Gross unrealized appreciation	$51,676,011
Gross unrealized depreciation	(3,041,635)

Net unrealized appreciation	$48,634,376

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$217,852,470	$—	$—	$217,852,470
Short-Term Investments	—	6,740,663	—	6,740,663

Total Investments	$217,852,470	$6,740,663	$—	$224,593,133

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Small-Cap Portfolio

By:	/s/ Nancy B. Tooke Nancy B. Tooke
President

Date:	May 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nancy B. Tooke Nancy B. Tooke
President

Date:	May 25, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	May 25, 2011